Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 on Form S-1 to the Registration Statement on Form S-4 (File No. 333-182482) relates to the public offering of common stock of the registrant upon exercise of certain warrants, as contemplated by the Registration Statement on Form S-4 (File No. 333-182482) (the "Prior Registration Statement"), and is being filed in order to maintain the effectiveness of the Prior Registration Statement to the extent that such Prior Registration Statement pertains to the shares of the registrant's common stock issuable upon exercise of such warrants.

Document Period End Date	Nov 16, 2012
Entity Registrant Name	TILE SHOP HOLDINGS, INC.
Entity Central Index Key	0001552800
Trading Symbol	tts
Entity Filer Category	Accelerated Filer

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 5,960,648	$ 6,283,477	$ 14,116,594
Restricted cash	1,000,000
Trade receivables, net of allowance of $91,000 and $136,000, respectively	1,096,958	738,814	946,707
Inventories	40,662,276	43,743,872	35,357,912
Prepaid expenses	7,450,564	3,838,402	3,448,670
Note receivable from member		1,205,134	300,000
Deferred tax asset - current	5,216,960
Other current assets	428,766	381,631	385,011
Total current assets	61,816,172	56,191,330	54,554,894
Property, plant and equipment, net	71,302,603	62,065,287	52,892,766
Note receivable from member			1,168,293
Deferred tax asset	27,906,640
Other assets	804,466	748,876	273,832
TOTAL ASSETS	161,829,881	119,005,493	108,889,785
Current liabilities:
Accounts payable	15,639,145	10,317,497	12,107,136
Current portion of long term debt	360,000	559,286	549,286
Accrued wages and salaries	2,541,262	2,617,219	2,038,519
Other accrued liabilities	4,350,768	3,399,474	2,977,889
Current portion of capital lease obligation	225,399	194,200	157,402
Current portion of promissory note including accrued interest	3,805,846
Deferred compensation	6,014,470
Distributions payable to members		4,251,346	1,829,484
Total current liabilities	32,936,890	21,339,022	19,659,716
Long-term debt	1,085,000	2,445,000	3,026,727
Capital lease obligation	1,479,460	1,654,448	1,848,647
Deferred rent	17,751,439	15,583,409	13,244,331
Promissory note	66,271,111
Deferred compensation and other liabilities		2,836,683	1,673,246
TOTAL LIABILITIES	119,523,900	43,858,562	39,452,667
Commitments and contingencies
Stockholders' equity:
Common stock	4,289	3,200	3,233
Preferred stock
Additional paid-in-capital	18,983,990	8,174,685	8,258,652
Treasury units		(261,168)	(261,168)
Retained earnings	23,317,702	67,230,214	61,436,401
Total stockholders' equity	42,305,981	75,146,931	69,437,118
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 161,829,881	$ 119,005,493	$ 108,889,785

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable		$ 91,000	$ 136,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	42,881,985	32,000,000	32,329,897
Common stock, shares outstanding	42,881,985	32,000,000	32,329,897

Condensed Consolidated Statements of Income (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Income [Abstract]
Net sales	$ 136,463,028	$ 115,014,677	$ 152,717,010	$ 135,340,379	$ 116,247,211
Cost of sales	37,025,108	30,297,496	40,320,790	36,123,876	31,706,023
Gross profit	99,437,920	84,717,181	112,396,220	99,216,503	84,541,188
Selling, general and administrative expenses	68,605,613	58,224,776	79,782,947	68,555,635	60,170,956
Deferred compensation expense	3,896,799	966,439
Income from operations	26,935,508	25,525,966	32,613,273	30,660,868	24,370,232
Interest expense	626,023	296,839	442,613	467,431	544,711
Other income (expense)	23,052	36,116	(77,773)	124,255	72,286
Income before income taxes	26,332,537	25,265,243	32,092,887	30,317,692	23,897,807
Benefit (provision) for income taxes	4,298,866	(578,603)	(733,007)	(608,621)	(674,902)
Net income	30,631,403	24,686,640	31,359,880	29,709,071	23,222,905
Weighted average basic shares outstanding	33,544,079	32,000,000	32,241,168	32,329,897	32,329,897
Weighted average diluted shares outstanding	33,544,079	32,000,000	32,241,168	32,329,897	32,329,897
Basic earnings per share	$ 0.91	$ 0.77	$ 0.97	$ 0.92	$ 0.72
Diluted earnings per share	$ 0.91	$ 0.77	$ 0.97	$ 0.92	$ 0.72
Pro forma computation related to conversion to C Corporation for income tax purposes
Historical income before income taxes	26,332,537	25,265,243	32,092,887	30,317,692	23,897,807
Pro forma benefit (provision) for income taxes	(11,059,666)	(10,611,402)
Pro forma net income	$ 15,272,871	$ 14,653,841
Pro forma weighted average basic shares outstanding	42,535,391	42,534,884
Pro forma weighted average diluted shares outstanding	42,535,391	42,534,884
Pro forma basic earnings per share	$ 0.36	$ 0.34
Pro forma diluted earnings per share	$ 0.36	$ 0.34

Condensed Consolidated Statements of Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Income [Abstract]
Interest income	$ 137,000	$ 182,000	$ 66,000

Condensed Consolidated Statements of Stockholders' Equity (USD $)	Total	Common stock [Member]	Additional paid-in-capital [Member]	Treasury units [Member]	Retained earnings [Member]
Balance at Dec. 31, 2008	$ 49,585,720	$ 3,233	$ 8,258,652	$ (261,168)	$ 41,585,003
Balance, shares at Dec. 31, 2008		32,329,897
Distributions to members of Tile Shop LLC	(10,808,901)				(10,808,901)
Net income	23,222,905				23,222,905
Balance at Dec. 31, 2009	61,999,724	3,233	8,258,652	(261,168)	53,999,007
Balance, shares at Dec. 31, 2009		32,329,897
Distributions to members of Tile Shop LLC	(22,271,677)				(22,271,677)
Net income	29,709,071				29,709,071
Balance at Dec. 31, 2010	69,437,118	3,233	8,258,652	(261,168)	61,436,401
Balance, shares at Dec. 31, 2010	32,329,897	32,329,897
Redemption of common units of Tile Shop LLC	(1,484,200)	(33)	(83,967)		(1,400,200)
Redemption of common units of Tile Shop LLC, shares		(329,897)
Distributions to members of Tile Shop LLC	(24,165,867)				(24,165,867)
Net income	31,359,880				31,359,880
Balance at Dec. 31, 2011	75,146,931	32,000	8,174,685	(261,168)	67,230,214
Balance, shares at Dec. 31, 2011	32,000,000	32,000,000
Merger of JWC Acquisition Corp	1,242,356	1,054	1,241,302
Merger of JWC Acquisition Corp, shares		10,534,884
Distributions to members of Tile Shop LLC	(22,055,109)				(22,055,109)
Cancellation of treasury units			(261,168)	261,168
Issuance of restricted shares		30	(30)
Issuance of restricted shares, shares		295,000
Exercise of warrants	599,161	5	599,156
Exercise of warrants, shares		52,101
Stock based compensation	835,515		835,515
Expenses for recapitalization	(2,146,766)		(2,146,766)
Net income	30,631,403				30,631,403
Balance at Sep. 30, 2012	$ 42,305,981	$ 4,289	$ 18,983,990		$ 23,317,701
Balance, shares at Sep. 30, 2012	42,881,985	42,881,985

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operationg Activities
Net income	$ 30,631,403	$ 24,686,640	$ 31,359,880	$ 29,709,071	$ 23,222,905
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,542,914	6,158,196	8,651,137	7,237,148	7,013,238
Loss (gain) on disposals of property, plant and equipment	6,261	60,695	216,011	55,751	(6,129)
Deferred rent	2,168,030	1,466,284	2,467,700	1,493,828	2,053,800
Stock based compensation	263,347		1,414,840	450,000	120,000
Accretion of special cash distribution units			43,985	63,496	81,521
Deferred compensation expense	3,896,799	966,439
Deferred income taxes	(5,300,000)
Changes in operating assets and liabilities:
Trade receivables	(358,144)	32,588	207,893	(199,867)	147,544
Inventories	3,081,595	(7,346,578)	(8,385,960)	(9,015,578)	1,703,391
Prepaid expenses and other current assets	(3,714,886)	(2,310,552)	(386,352)	(1,087,961)	(350,305)
Accounts payable	4,721,780	(973,693)	(1,889,772)	3,441,739	508,198
Accrued expenses and other liabilities	(1,399,007)	856,687	1,023,147	313,349	234,369
Net cash provided by operating activities	41,540,092	23,596,706	34,722,509	32,460,976	34,728,532
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(16,186,622)	(11,371,746)	(18,561,450)	(14,395,342)	(8,293,330)
Restricted cash	(1,000,000)
Proceeds from the sale of property, plant and equipment				19,330	26,675
Net cash used in investing activities	(17,186,622)	(11,371,746)	(18,561,450)	(14,376,012)	(8,266,655)
Cash Flows From Financing Activities
Repayments of long-term debt and capital lease obligations	(1,703,074)	(617,964)	(729,130)	(514,476)	(460,470)
Borrowings on long-term debt				1,522,442
Distributions to members of Tile Shop LLC	(26,306,455)	(13,470,697)	(21,744,005)	(22,783,016)	(11,730,982)
Redemption of common shares			(1,484,200)
Cash received in merger with JWC Acquisition Corp (refer note 2)	62,904,424
Proceeds from issuance of common shares to JWC Acquisition Corp's shareholders	15,000,000
Payment to members of Tile Shop LLC for contribution	(75,000,000)
Proceeds from exercise of warrants	599,161
Payment towards special cash distribution units	(300,000)		(300,000)	(300,000)	(300,000)
Expenses for business combination	(1,075,489)
Receipt on note from member	1,205,134		263,159	256,489	248,690
Net cash used in financing activities	(24,676,299)	(14,088,661)	(23,994,176)	(21,818,561)	(12,242,762)
Net change in cash and cash equivalents	(322,829)	(1,863,701)	(7,833,117)	(3,733,597)	14,219,115
Cash and cash equivalents beginning of period	6,283,477	14,116,594	14,116,594	17,850,191	3,631,076
Supplemental disclosure of cash flow information
Cash paid for interest	297,312	296,839	442,613	468,971	463,190
Cash paid for income taxes	437,688	586,362	526,600	543,439	233,450
Non cash items
Issuance of promissory note as part of merger transaction	69,771,111
Increase in accrued expensesand APIC through merger transaction	1,662,068
Increase in APIC for transaction costs	$ 2,146,766

Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization and Nature of Business [Abstract]
Organization and Nature of Business

Note 1: Organization and Nature of Business

The Tile Shop, LLC ("The Tile Shop") was formed on December 30, 2002, as a Delaware limited liability company (LLC) and began operations on January 1, 2003. Tile Shop Holdings, Inc. (the "Company") was incorporated under the laws of the state of Delaware in 2012 as a wholly-owned subsidiary of The Tile Shop. The Company was formed for the purpose of consummating the transactions contemplated by the Contribution and Merger Agreement (the "Contribution and Merger Agreement"), dated June 27, 2012, by and among JWC Acquisition Corp., a Delaware corporation ("JWCAC"), The Tile Shop, the member of The Tile Shop other than ILTS, LLC, a Delaware limited liability company ("ILTS"), Nabron International, Inc., a Bahamas corporation ("Nabron"), Tile Shop Merger Sub, Inc., a Delaware corporation ("Merger Sub"), and Peter J. Jacullo III, as representative ("Business Combination"), which was completed on August 21, 2012 and is fully discussed in Note 2 below. JWCAC was incorporated under the laws of the state of Delaware in 2010 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination involving JWCAC and one or more businesses.

The Company and subsidiaries are engaged in the sale of tile and flooring products. The Company also fabricates or manufactures certain products in Michigan and Wisconsin. The Company's primary market is retail sales to consumers; however, the Company does have sales to contractors. As of September 30, 2012, the Company had 62 stores and an on-line retail operation. The retail stores are located in Minnesota, Wisconsin, Kansas, Illinois, Michigan, Ohio, Indiana, Maryland, Missouri, Kentucky, New York, Virginia, Iowa, North Carolina, New Jersey, Tennessee, Nebraska, Delaware, Georgia, and Pennsylvania. The Company also has distribution centers located in Wisconsin, Michigan, and Virginia.

Note 1. Organization and Nature of Business

The Tile Shop, LLC was formed on December 30, 2002, as a Delaware Limited Liability Company ("LLC"), and began operations on January 1, 2003. Under the terms of the LLC operating agreement, The Tile Shop, LLC, has an indefinite life.

Tile Shop Holdings, Inc. and Subsidiaries (formerly known as The Tile Shop, LLC and Subsidiary) (the "Company") are engaged in the sale of tile and flooring products. The Company also fabricates or manufactures for sale certain of its products in Michigan and Wisconsin. The Company's primary market is retail sales to consumers; however, the Company does have sales to contractors. As of December 31, 2011, the Company had 53 stores and an on-line retail operation. The retail stores are located in Minnesota, Wisconsin, Kansas, Illinois, Michigan, Ohio, Indiana, Maryland, Missouri, Kentucky, New York, Virginia, Iowa, North Carolina, New Jersey, Tennessee, Nebraska, Delaware, Georgia, and Pennsylvania. The Company also has distribution centers located in Wisconsin, Michigan, and Virginia.

Business Combination	9 Months Ended
Sep. 30, 2012
Business Combination [Abstract]
Business Combination

Note 2: Business Combination

On August 21, 2012, pursuant to the terms of the Contribution and Merger Agreement, the Business Combination was consummated. The members of The Tile Shop other than ILTS contributed their membership interests in The Tile Shop to the Company, and Nabron contributed its membership interest in ILTS to the Company (the "Contribution"), in exchange for (i) a cash payment of $75 million, (ii) 32,000,000 shares of the Company's common stock valued at $320 million, and (iii) promissory notes issued by the Company in the aggregate principal amount of $69.8 million. As a result of the Contribution, all ownership interests in The Tile Shop were contributed to the Company.

Prior to the Business Combination, certain JWCAC shareholders exercised their redemption rights with respect to 5.5 million shares of JWCAC public stock, which were redeemed at the closing of the Business Combination. Immediately thereafter and concurrently with the Contribution, Merger Sub merged with and into JWCAC, with JWCAC surviving (the "Merger"). In connection with the Merger, (i) each remaining outstanding share of JWCAC common stock was exchanged for one share of the Company's common stock and (ii) each outstanding JWCAC warrant (17,833,333) that was formerly exercisable for one share of JWCAC common stock became exercisable for one share of the Company's common stock.

In connection with the Business Combination, certain members of the JWC Acquisition LLC, an affiliate of JWCAC, purchased 1,500,000 shares of the Company's common stock from the Company in a private placement at a purchase price of $10.00 per share, and the members of The Tile Shop withdrew $12.9 million of cash from The Tile Shop by way of dividend.

As result of the Business Combination, the Company owns, directly or indirectly, all of the equity in The Tile Shop, ILTS, and JWCAC. Immediately following closing of the Business Combination, the former members of The Tile Shop and the former JWCAC stockholders hold 75.2% and 24.8%, respectively, of the issued and outstanding shares of common stock of the Company.

The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of
Shares
JWCAC public shares outstanding prior to the Business Combination	12,500,000
JWCAC founder shares	2,034,884
Total JWCAC shares outstanding prior to the Business Combination	14,534,884
Less: redemption of JWCAC public shares	(5,500,000)
Total JWCAC shares outstanding immediately prior to the effective date of the Business Combination	9,034,884
Common shares issued as consideration to members of The Tile Shop	32,000,000
Common shares issued to sponsor of JWCAC	1,500,000
Total common shares outstanding at closing, August 21, 2012	42,534,884

Basis of presentation and accounting treatment of Business Combination:

The Tile Shop is considered the acquirer for accounting purposes, and has accounted for the Business Combination as a recapitalization because it obtained effective control of JWCAC. The Tile Shop did not have a change in control since The Tile Shop's operations comprises the ongoing operations of the combined entity, its senior management became the senior management of the combined entity, and its former owners own a majority voting interest in the combined entity and are able to elect a majority of the combined entity's board of directors. Accordingly, the Business Combination does not constitute the acquisition of a business for purposes of Financial Accounting Standards Board's Accounting Standard Codification 805, "Business Combinations," (ASC 805). As a result, the assets and liabilities of The Tile Shop and JWCAC are carried at historical cost and the Company has not recorded any step-up in basis or any intangible assets or goodwill as a result of the Business Combination. All direct costs of the Business Combination are offset to additional paid-in-capital. The historical financial statements presented herein are that of The Tile Shop for all periods.

In the condensed consolidated financial statements, the recapitalization of the number of shares of common stock attributable to The Tile Shop members is reflected retroactive to January 1, 2011. Accordingly, the number of shares of common stock presented as outstanding as of January 1, 2011 totaled 32,000,000 consisting of the number of shares of common stock issued to The Tile Shop members other than ITLS and Nabron as consideration for the Contribution. This number of shares was also used to calculate the Company's earnings per share for all periods prior to the Business Combination.

The cash flows related to the Business Combination, as reported in the Condensed Consolidated Statement of Cash Flow is summarized as follows:

Amount
Cash in trust at JWCAC	$124,950,000
Add: proceeds from issue of shares	15,000,000
Less: redemption of JWCAC public shares	(54,960,400)
Less: cash paid to The Tile Shop members	(75,000,000)
Less: payment of deferred offering cost by JWCAC	(7,085,176)

Remaining cash received by the Company in the merger	$2,904,424

Because the former members of The Tile Shop retained a significant ownership interest in the Company following the Business Combination, a portion of the $69.8 million of notes payable issued to former members of The Tile Shop members as part of the Business Combination is treated as a leveraged dividend. Accordingly $52.5 million has been reflected as a distribution of retained earnings in the accompanying financial statements. The remainder of these notes payable have been deducted from additional paid in capital.

Pro Forma Information:

Actual results of operations are included in the unaudited condensed consolidated interim financial statements from the date of the applicable business combination. The unaudited pro forma computation related to the conversion to a C Corporation for income tax purposes assumes that such conversion occurred as of January 1, 2011. These amounts are not necessarily indicative of the consolidated results of operations for future years or actual results that would have been realized had the change in tax status occurred as of the beginning of each such year.

Summary of Selected Significant Accounting Polices	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Selected Significant Accounting Policies [Abstract]
Summary of Selected Significant Accounting Policies

Note 3: Summary of Selected Significant Accounting Polices

Basis of preparation:

The accompanying condensed consolidated financial statements have been prepared on the accrual basis of accounting in accordance with United States generally accepted accounting principles ("US GAAP") to reflect the financial position, results of operations and cash flows of the Company. These financial statements have been prepared on a going concern basis, which assumes the realization of assets and satisfaction of liabilities in the normal course of business.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. These condensed consolidated financial statements should be read in conjunction with the Company's most recent audited consolidated financial statements and related notes for the fiscal year ended December 31, 2011, which are included in the Company's prospectus filed with the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended, on August 3, 2012. The same accounting policies are followed in preparing nine month financial data as are followed in preparing annual data. See the notes in the audited financial statements for the year ended December 31, 2011 for those policies. In the opinion of management, all adjustments necessary for the fair presentation of nine month operating results are reflected herein and are of a normal, recurring nature.

Use of estimates:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amount of assets and liabilities reported on the Company's balance sheets and the amounts of income and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition and related reserves for sales returns, useful lives of property, plant and equipment, allowance for trade receivables, determining impairment on long-lived assets, valuation of inventory, determining compensation expense on stock based compensation plans and accruals for incentive compensation. Actual results may differ from these estimates.

Cash and cash equivalents:

The Company considers all highly liquid investments with initial maturities of three months or less to be cash equivalents.

Trade receivables:

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables. Management determines the allowance for doubtful accounts on a specific identification basis as well as by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received.

Inventories:

Inventories are stated at the lower of cost (determined on the first-in, first-out method) or market. Inventories consist primarily of merchandise held for sale. Inventories comprised of the following as September 30, 2012 and December 31, 2011:

	September 30, 2012	December 30, 2011

Finished goods	$36,978,269	$38,380,074
Raw materials	1,061,169	1,219,951
Finished goods in transit	2,622,838	4,143,847
Total	$40,662,276	$43,743,872

Income taxes:

As a result of the Business Combination, beginning August 21, 2012, the Company's results of operations are taxed as a C Corporation. Prior to the Business Combination, The Tile Shop's operations were taxed as a limited liability company, whereby The Tile Shop elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for federal income taxes has been provided in the accompanying condensed consolidated financial statements for periods prior to August 21, 2012. The provision recorded prior to August 21, 2012, represents income taxes primarily payable by The Tile Shop, due to minimum fees in several states and income tax in the state of Michigan.

The change in status to a taxable entity and the transactions consummated as part of the Business Combination resulted in the recognition of deferred tax assets and liabilities based on the expected tax consequences of temporary differences between the book and tax basis of The Tile Shop's assets and liabilities at the date of the Business

Combination including the following: (i) historical outside basis difference at December 31, 2011, (ii) outside basis differences occurring in 2012 prior to the Business Combination, and (iii) the tax basis increase of The Tile Shop membership interests directly held by the Company related to the Business Combination. At September 30, 2012, outside basis differences prior to the Business Combination relating primarily to temporary basis differences in inventory, fixed assets, accruals, and outside basis differences, totaled approximately $5.3 million, which have been tax-effected at a 40% rate. This deferred tax asset of $5.3 million was recognized and included in the tax benefit for the nine months ended September 30, 2012. The tax provision for \ nine months ended September 30, 2012, also includes a tax expense of $0.5 million which was determined using a projected effective tax rate of 42.0% on income for the period August 21, 2012 (the date on which the tax status changed to a C Corporation) to December 31, 2012.

In addition, deferred tax assets of $27.8 million were recognized in connection with the Business Combination transactions (related to item (iii) above), which enables the Company to utilize future tax deductions for the step-up in basis of The Tile Shop members ownership interests that have been contributed to the Company. These basis differences have been tax-effected at a rate of 40% and were credited directly to additional paid in capital as of the closing of the Business Combination. Total deferred tax assets recognized in connection with the Business Combination of $33.1 million have been analyzed and classified as current ($5.2 million) or long term ($27.9 million) on the balance sheet as of September 30, 2012.

These amounts represent the preliminary determination of the deferred tax assets and liabilities recognized in the Business Combination because the Company has not filed its final tax return. We do not expect any potential adjustments made to be material in relation to the preliminary values.

Prospectively, the Company will recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

The Company has adopted FASB ASC 740-10 relating to "Accounting for uncertainty in income taxes". As a result of the implementation of FASB ASC 740-10, the Company recognized no adjustment for uncertain tax positions. As of September 30, 2012, the Company did not recognize any reserves for uncertain tax positions nor has it accrued interest and penalties related to uncertain tax positions.

Revenue recognition:

Sales are recognized upon pick up or delivery of products, which is when transfer of title to a customer occurs, the sales price is fixed or determinable, and collection is reasonably assured. The Company is required to charge and collect sales and other taxes on sales to its customers and remit the taxes back to the government authorities. Sales and other taxes are recorded in the consolidated balance sheets but excluded from the consolidated statements of income. Shipping costs charged to customers are included in sales and shipping costs charged to the Company are included in cost of sales.

The Company accrues a liability for sales returns and exchanges in the period that the related sales are recognized. The customer may receive a refund or exchange the original product for a replacement of equal or similar quality for an indefinite period of time after the original purchase. The Company regularly assesses and adjusts the estimated liability for updated return rates based on actual trends and projected claim costs. A revision of estimated claim rates and claim costs or revisions to the Company's exchange policies may have a material effect on future results of operations.

Stock based compensation:

The Company has given equity linked incentives to certain employees. The Company accounts for equity linked incentives in accordance with ASC 718 "Stock Compensation". ASC 718 addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise's equity instruments or that may be settled by the issuance of such equity instruments.

The Company has granted cash settled and equity settled awards. Until consummation of the Business Combination, the cash settled awards were classified as liabilities as required under ASC 718. At each reporting date the liability was measured at intrinsic value with resulting changes recognized in the consolidated statements of income.

Upon consummation of Business Combination, the Company has only equity settled awards. The Company measures compensation cost for equity settled awards at fair value on the date of grant and recognizes compensation cost in the Condensed Consolidated Statements of income over the requisite service or performance period the award is expected to vest. Compensation cost is determined by using option pricing models.

Concentration of risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company's cash and cash equivalents and bank deposits are invested with banks with high investment grade credit ratings.

Segments:

The Company's operations consist primarily of the retail sale of tile and flooring products in various metropolitan areas in the United States through company-operated stores or online through its website. The Company's chief operating decision maker only reviews the consolidated results of the Company and accordingly the Company has concluded it has one reportable segment.

Recent Accounting Pronouncements:

There were no new accounting pronouncements that would have a significant impact on The Tile Shop's results of operations, financial condition or liquidity.

Note 2. Summary of Significant Accounting Policies

Basis of preparation:

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with United States generally accepted accounting principles ("US GAAP") to reflect the financial position, results of operations and cash flows of the Company. These financial statements have been prepared on a going concern basis, which assumes the realization of assets and satisfaction of liabilities in the normal course of business.

Basis of consolidation:

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amount of assets and liabilities reported on the Company's balance sheets and the amounts of income and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition and related reserves for sales returns, useful lives of property, plant and equipment, allowance for trade receivables, determining impairment on long-lived assets, valuation of inventory, and accruals for compensation plans. Actual results may differ from these estimates.

Cash and cash equivalents:

The Company considers all highly liquid investments with initial maturities of three months or less to be cash equivalents.

Trade receivables:

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables. Management determines the allowance for doubtful accounts on a specific identification basis as well as by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received. As of December 31, 2011 and 2010, the allowance for doubtful accounts was $91,000 and $136,000, respectively.

The changes in the allowance for doubtful accounts for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
Balance at the beginning of the year	$136,000	$230,645
Charged to operations	-	20,932
Write-offs, net of collections	(40,161)	(55,077)
Reversal	(4,839)	(60,500)
Balance at the end of the year	$91,000	$136,000

Inventories:

Inventories are stated at the lower of cost (determined on the first-in, first-out method) or market. Inventories consist primarily of merchandise held for sale. Inventories comprised of the following as of December 31, 2011 and 2010:

	2011	2010
Finished goods	$38,380,074	$30,143,265
Raw materials	1,219,951	1,062,200
Finished goods in transit	4,143,847	4,152,447
Total	$43,743,872	$35,357,912

Property, plant and equipment:

Property, plant and equipment are carried at cost less accumulated depreciation. Repairs and maintenance are expensed as incurred. Expenditures which extend asset useful lives are capitalized. Leasehold improvements are amortized over the shorter of their estimated useful lives or lease periods (including expected renewal periods). Depreciation is provided on the straight-line method at rates based on the estimated useful lives of individual assets or classes of assets as follows:

Asset life (in years)
Buildings	40
Building improvements	15 - 22
Furniture and fixtures	3 - 7
Machinery and equipment	5 - 7
Computer equipment	5 - 7
Purchased computer software	3 - 5
Vehicles	3 - 5

Assets acquired under capital leases are capitalized as assets by the Company at the lower of the estimated fair value of the leased property or the present value of the related lease payments. Assets under capital leases are depreciated over the shorter of the lease term (including expected renewal periods) or the estimated useful life of the assets.

The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts and any gain or loss thereon is included in the results of operations.

Impairment of long-lived assets:

The Company reviews long-lived assets for impairment when events or changes in circumstances indicate the carrying value of those assets may exceed their current fair values. The investments in building improvements and related equipment represent the Company's most significant long-lived assets. If impairment indicators are present, the Company evaluates store-level results to determine whether projected future cash flows over the remaining lease terms are sufficient to recover the carrying value of the fixed asset investment in each individual store. If projected future cash flows are less than the carrying value of the fixed asset investment, an impairment charge is recognized to the extent that the fair value, as determined by discounted cash flows or appraisals, is less than the carrying value of such assets. The carrying value of building improvements as well as certain other property and equipment are subject to impairment write-downs as a result of such evaluation. Management has determined that no impairment of property, plant and equipments occurred during the years ended December 31, 2011 and 2010.

Income taxes and distributions:

As a LLC, the Company is taxed as a partnership, which provides that, in lieu of corporate income taxes, the members separately account for the Company's items of income, deductions, losses and credits. Therefore, these consolidated financial statements do not include any provision for federal income taxes on the Company's taxable income. The provision for income taxes represents income taxes primarily due to minimum fees in several states and income tax in the state of Michigan. Earnings and losses are included in the income tax returns of the members. The Company intends to distribute funds to the members to assist the members in paying the taxes on income generated by the Company.

Members are responsible for income taxes on their allocated share of taxable income, which may differ from income for financial statement purposes due to differences in the tax basis and financial reporting basis of assets and liabilities.

The Company has adopted guidance on accounting for uncertainty in income taxes. Management evaluated the Company's tax positions and concluded that the Company has taken no uncertain tax positions that require adjustment to the consolidated financial statements to comply with the provisions of this guidance.

Revenue recognition:

Sales are recognized upon pick up or delivery of products which is when transfer of title to a customer occurs, the sales price is fixed or determinable, and collection is reasonably assured. The Company is required to charge and collect sales and other taxes on sales to its customers and remit the taxes back to the government authorities. Sales and other taxes are recorded in the consolidated balance sheets but excluded from the consolidated statements of income.

Shipping costs charged to customers are included in sales and totaled $884,825, $734,482 and $487,053 for the years ended December 31, 2011, 2010 and 2009, respectively. Shipping costs charged to the Company are included in cost of sales and totaled $1,943,430, $1,611,846 and $912,814 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company accrues a liability for sales returns and exchanges in the period that the related sales are recognized. The customer may receive a refund or exchange the original product for a replacement of equal or similar quality for an indefinite period of time after the original purchase. The Company regularly assesses and adjusts the estimated liability for updated return rates based on actual trends and projected claim costs. A revision of estimated claim rates and claim costs or revisions to the Company's exchange policies may have a material effect on future results of operations.

Selling, general and administration expenses:

Selling, general and administration expenses ("SG&A") includes payroll, advertising, distribution, facilities cost along with general and administrative expenses, which are recognized as expense when incurred.

Advertising costs charged to SG&A were approximately $1,104,000, $1,085,000 and $834,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Leases:

The Company classifies all leases at the inception date as either a capital lease or an operating lease. Leases of assets under which there is transfer of substantially the entire risk and rewards incidental to ownership as per ASC 840 "Leases" are classified as capital leases. All other leases are classified as operating leases.

Assets under capital leases are capitalized and lease payments are allocated to the lease obligation and interest on the obligation amount.

Rent expense on operating leases is generally charged to expense in accordance with the terms of the agreement. For leases that contain fixed escalation of the minimum rent, rent expense is recognized on a straight-line basis through the end of the lease term. The start of the lease term is the earlier of the lease commencement date or the date the Company takes possession of the asset. The difference between the straight-line rent amounts and amounts payable under the leases is recorded as deferred rent.

Cash or lease incentives received upon entering into certain leases (tenant incentives) are recognized on a straight-line basis as a reduction to rent expense of the property through the end of the lease term. The unamortized portion of the tenant allowance is included as a deferred rent liability.

Stock based compensation:

The Company has given equity linked incentives to certain employees. The Company accounts for equity linked incentives in accordance with ASC 718 " Stock Compensation ". ASC 718 addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise's equity instruments or that may be settled by the issuance of such equity instruments.

The Company has granted cash settled awards which are classified as liabilities as required under ASC 718. At each reporting date the liability is measured at intrinsic value with resulting changes recognized in the consolidated statements of income.

Concentration of risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company's cash and cash equivalents and bank deposits are invested with banks with high investment grade credit ratings.

Segments:

The Company's operations consist primarily of the retail sale of tile and flooring products in various metropolitan areas in the United States through company-operated stores or online through its website. The Company's chief operating decision maker ("CODM") only reviews the consolidated results of Company and accordingly the Company has concluded it has one reportable segment.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity

Note 10. Equity

Prior to the transaction described in Note 11, as of December 31, 2011 and 2010 a total of 39,100,000 and 39,800,000 membership units of the Company, respectively, were held by the members of The Tile Shop, LLC, with the Managing Members holding 38,800,000 and 39,200,000 units (Common Units), respectively, and the Special Member holding 300,000 and 600,000 units (Special Cash Distribution units), respectively, with no voting rights. Under the terms of the LLC agreement allocation of profit, losses, capital gains, and distributions are in the following priorities:

(a)	Profit and loss: profit and loss is allocated to the Managing Members in accordance with their respective number of Common Units as prescribed in the LLC agreement. No profit and loss is allocated among the members with respect to any Special Cash Distribution units.

(b)	Gain from capital event: Any gain from a capital event is allocated first to the Managing Members in proportion of their interest.

(c)	Distributions: On or before April 15, June 15, September 15, and January 15 of each year, the Company shall distribute to each member, cash equal to the its taxable income estimated to be allocable to such member for the immediately-preceding quarter, multiplied by 43%.

The holders of Special Cash Distribution Units are entitled to receive distributions prior to and in preference to any common units (other than distributions payable solely to Common Units and other than tax distributions).

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 3. Property, Plant and Equipment

The major classes of property, plant and equipment as of December 31, 2011 are as follows:

	Owned assets	Leased assets	Total
Land	$328,116	$-	$328,116
Buildings and building improvements	7,551,079	2,473,195	10,024,274
Leasehold improvements	31,333,082	-	31,333,082
Furniture and fixtures	47,481,484	-	47,481,484
Machinery and equipment	10,625,183	-	10,625,183
Computer equipment	4,394,159	-	4,394,159
Purchased computer software	2,447,312	-	2,447,312
Vehicles	2,069,982	-	2,069,982
Construction in progress	4,293,793	-	4,293,793
	110,524,190	2,473,195	112,997,385
Less accumulated depreciation and amortization	(49,248,192)	(1,683,906)	50,932,098
Property, plant and equipment, net	$61,275,998	$789,289	$62,065,287

The major classes of property, plant and equipment as of December 31, 2010 are as follows:

	Owned assets	Leased assets	Total
Land	$303,116	$-	$303,116
Buildings and building improvements	6,872,444	2,473,195	9,345,639
Leasehold improvements	27,124,381	-	27,124,381
Furniture and fixtures	44,100,985	-	44,100,985
Machinery and equipment	9,453,523	-	9,453,523
Computer equipment	3,998,873	-	3,998,873
Purchased computer software	2,186,405	-	2,186,405
Vehicles	1,989,232	-	1,989,232
Construction in progress	2,782	-	2,782
	96,031,741	2,473,195	98,504,936
Less accumulated depreciation and amortization	(44,035,591)	(1,576,579)	(45,612,170)
Property, plant and equipment, net	$51,996,150	$896,616	$52,892,766

Depreciation and amortization expense, including amortization of assets recorded under capital leases, amounted to $8,651,137, $7,237,148 and $7,013,238 for the years ended December 31, 2011, 2010 and 2009, respectively.

Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

Note 4: Debt

The Tile Shop had a $3 million commercial credit facility with a bank. Borrowings under this arrangement bore interest at 2.0 percent above the daily one-month LIBOR rate and were secured by substantially all The Tile Shop assets. On September 28, 2012, the Company paid the $1.1 million outstanding balance in full and terminated the credit facility agreement (See Note 10).

Note 4. Long-term Debt

The summary of long-term debt as of December 31, 2011 and 2010 is as follows:

	2011	2010
Variable interest rate (0.47% and 0.86% at December 31, 2011 and 2010 respectively) bonds, which mature April 1, 2023, collateralized by buildings and equipment	$1,790,000	$2,125,000
Commercial bank credit facility	1,214,286	1,451,013
	3,004,286	3,576,013
Less: current maturities	(559,286)	(549,286)
	$2,445,000	$3,026,727

The Company has a $3,000,000 commercial credit facility with a bank which expires on August 31, 2013. Borrowings under this arrangement bear interest at 2.0 percent above the daily one-month LIBOR rate (2.295 percent at December 31, 2011) and are secured by substantially all Company assets.

The credit facility is subject to certain restrictive financial covenants including, among others, (1) maintaining a certain debt to modified tangible net worth ratio, (2) maintaining a level of quarterly profitability and (3) maintaining a certain level of modified tangible net worth. As of December 31, 2011 the Company was in compliance with all covenants or obtained a waiver.

Approximate annual aggregate maturities of debts are as follows:

Years ending December 31:
2012	$559,286
2013	1,360,000
2014	90,000
2015	95,000
2016	95,000
Thereafter	805,000
$3,004,286

Promissory Notes	9 Months Ended
Sep. 30, 2012
Promissory Notes [Abstract]
Promissory Notes

Note 5: Promissory Notes

As part of the Business Combination, promissory notes were issued by the Company in the aggregate principal amount of $69.8 million (the "Promissory Notes"). The Promissory Notes had a three year term, could be prepaid at any time without penalty, and bore interest at a rate of 4% per annum, payable quarterly. Upon the issuance of senior indebtedness where the proceeds of such indebtedness were used to repay not less than 50% of the aggregate principal amount of the Promissory Notes, the term of the Promissory Notes would be extended to the date 180 days following the term of such senior indebtedness and the interest rate on the outstanding principal amount of the Promissory Notes will increase to 10% per annum. If the Promissory Notes were not repaid by the Company in full by the third anniversary of the consummation of the Business Combination, up to an aggregate of $20,000,000 of the then-outstanding principal amount of the Promissory Notes would have been convertible into shares of the Company's common stock at a conversion price of $10.00 per share.

Subsequent to the balance sheet date, the Company obtained a $100 million senior secured credit facility which was utilized, in part, to repay the Promissory Notes in full (See Note 10).

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

Note 5. Leases

Operating leases:

The Company leases buildings and office space under various operating lease agreements. In addition to rent, the leases require payment of real estate taxes, insurance, and common area maintenance. The leases generally have an initial lease term of 10 to 15 years and contain renewal options and escalation clauses. For leases that contain fixed escalation of the minimum rent, rent expense is recognized on a straight-line basis through the end of the lease term. The difference between the straight-line rent amounts and amounts payable under the leases is recorded as deferred rent.

For the years ended December 31, 2011, 2010 and 2009, rent expense was approximately $11,389,000, $9,571,000 and $8,608,000, respectively.

Future annual minimum rentals under non-cancelable operating leases are as follows:

Years ending December 31:
2012	$12,225,661
2013	12,956,192
2014	12,907,547
2015	12,800,299
2016	12,742,768
Thereafter	152,342,182
$215,974,649

Capital leases:

The Company has several leases for store facilities that are accounted for as capital leases. These leases expire at various dates through 2022. Assets acquired under capital leases are included in property, plant and equipment. Future annual minimum rentals under capital leases are as follows:

Years ending December 31:
2012	$467,125
2013	471,855
2014	471,855
2015	405,257
2016	217,015
Thereafter	1,162,965
Total minimum payments	3,196,072
Less: amount representing interest	(1,347,424)
Present value of net minimum capital lease payments	$1,848,648

Obligation under capital leases	2011
Current	$194,200
Long-term	$1,654,448

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 6: Fair Value of Financial Instruments:

These condensed consolidated financial statements include the following financial instruments: cash and cash equivalents, trade receivables, accounts payable, accrued expenses, capital leases, notes payable and debt. At September 30, 2012 and December 31, 2011, the carrying amount of the Company's cash and cash equivalents, trade receivables, approximated their fair values due to their short maturities. The carrying value of the Company's borrowings and capital lease obligation approximates fair value based upon the market interest rates available to the Company for debt and capital lease obligations with similar risk and maturities.

Note 7. Fair Value of Financial Instruments

These consolidated financial statements include the following financial instruments: cash and cash equivalents, trade receivables, accounts payable, accrued liabilities, capital leases and debt. At December 31, 2011 and 2010, the carrying amount of the Company's cash and cash equivalents, trade receivables, accounts payable, and accrued liabilities approximated their fair values due to their short maturities. The carrying value of the Company's borrowings and capital lease obligations approximates fair value based upon the market interest rates available to the Company for debt and capital lease obligations with similar risk and maturities.

Savings and Retirement Plans	12 Months Ended
Dec. 31, 2011
Savings and Retirement Plans [Abstract]
Savings and Retirement Plans

Note 6. Savings and Retirement Plans

The Company has a savings and retirement plan for eligible employees. The plan was adopted pursuant to Section 401(k) of the Internal Revenue Code. Contributions to the plan are discretionary for both the Company and its employees. The Company may make contributions to the plans that match employee contributions, subject to certain limitations. The Company made plan contributions of approximately $296,000, $217,000 and $211,000 in each of year ended December 31, 2011, 2010 and 2009, respectively, which is recorded as expense in the consolidated statements of income.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 7: Related Party Transactions

The Special Cash Distribution Units issued by The Tile Shop were owned by Mr. Robert Rucker, the President and CEO. The units received annual payments of $300,000 for a term of 10 years through 2012 and were fully paid as of June 30, 2012.

The Tile Shop had a note receivable from Robert Rucker, the President and CEO. The note was due in annual installments of $300,000 of principal and interest at a rate of 2.6% per annum with a final installment due in 2012 which was fully received as of June 30, 2012.

The Company has issued Promissory Notes to members of The Tile Shop for an aggregate principal amount of $69.8 million in connection with the Business Combination which were outstanding at September 30, 2012. The Company has recorded interest expense of $305,846 for the nine months ended September 30, 2012 related to these notes.

During the nine months ended September 30, 2012, the Company obtained an unsecured short term loan of $5.5 million from Nabron. The loan was obtained to provide short term working capital and liquidity for the Company. The loan was paid off during the nine months ended September 30, 2012 with interest of $20,777.

Note 8. Related Party Transactions

Name of related party	Relationship
Robert Rucker	Key Management Personnel ("KMP")

The Company had the following transactions with Robert Rucker:

a)	The Special Cash Distribution Units issued by the Company are owned by KMP. The units receive annual payments of $300,000 for a term of 10 years through 2012. This liability is included under "Accrued liabilities" and "Deferred compensation and other liabilities" for the current and non-current portion, respectively, in the consolidated balance sheets. The units are redeemable at the Company's option any time in whole or from time to time in part or upon the occurrence of a significant event. The units have been discounted to estimated fair value and are accreted annually. To the extent there is any note receivable from KMP outstanding, any annual payments on the Special Cash Distribution units must first be used to pay off such amounts. As of December 31, 2011 and 2010, the Special Cash Distribution Unit liability was $277,136 and $533,151, respectively.

b)	The Company has a note receivable from KMP. The note is due in annual installments of $300,000 of principal and interest at a rate of 2.6% per annum with a final installment due in 2012. The loan requires any distributions received by KMP with respect to the aforementioned Special Cash Distribution Units to be used to repay the loan. The note receivable balance from KMP totaled $1,205,134 and $1,468,293 as of December 31, 2011 and 2010, respectively.

Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 8: Earnings Per Share

Basic earnings per share is calculated by dividing net income (loss) by the weighted-average number of shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding, after giving effect to all dilutive potential common shares outstanding during the period. Common stock issued to The Tile Shop members other than ILTS and to Nabron in exchange for their direct or indirect ownership interests in The Tile Shop are retroactively reflected from January 1, 2011 as the number of shares outstanding in all periods prior to August 21, 2012 for the purpose of the earnings (loss) per share calculation. The additional shares issued as part of the Business Combination have been reflected as outstanding shares from August 21, 2012. All outstanding warrants and stock options have been excluded from the calculation for the nine months ended September 30, 2012, as their effect would have been anti-dilutive for both periods.

Basic and diluted earnings (loss) per share were calculated as follows:

	For the Nine Months Ended
	September 30
	2012	2011
Net income	$30,631,403	$24,686,641
Weighted-average shares outstanding - basic	33,544,079	32,000,000
Effect of diluted securities attributable to stock-based payments	0	0
Weighted-average shares outstanding - diluted	33,544,079	32,000,000
Earnings per share from continuing operations:
Basic	$0.91	$0.77
Diluted	$0.91	$0.77

Equity Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity Incentive Plans [Abstract]
Equity Incentive Plans

Note 9: Equity Incentive Plans

2006 Plan

In 2006, The Tile Shop created an equity incentive deferred compensation plan for certain key employees. The plan provisions called for granting participation units to key employees to allow them to participate in the increased value of The Tile Shop. Under the plan, the units granted are payable in cash on the 10th or 15th anniversary of the award, except in the event of death or a change in control in The Tile Shop, in which case settlement would occur on date of death of employee or date of change or control. On the settlement date, the participants will be paid cash equal to the difference between Fair Market Value as determined in accordance with the plan ("FMV") of The Tile Shop's common units as of the valuation date immediately preceding the exercise date less the initial FMV multiplied by the number of units.

In June 2006, 600,000 units were granted, which are exercisable on the 10th anniversary of the award. The initial FMV of the units was set at $1.203 per unit. The second grant of 200,000 units occurred on May 25, 2007 at an initial FMV of $2.1245 per unit which are exercisable on the 15th anniversary of the award. The final grant under the plan was on January 1, 2009 for 200,000 units, which are exercisable on the 15th anniversary of the award. The initial FMV for these units was set at $3.1725 per unit. All the units vested immediately. These awards were accounted for under ASC 718 and classified as liabilities. The Company measured the liability at intrinsic value at each reporting period. Fluctuations in the intrinsic value of the liability award were recorded as increases or decreases in compensation expense immediately as the awards were fully vested at the grant date. The intrinsic value was calculated based on the difference between FMV of the Company's common unit, based on an analysis of enterprise value at each valuation date, and the initial FMV determined in accordance with the plan.

Effective immediately prior to the consummation of the Business Combination, The Tile Shop terminated the 2006 Plan and agreed to make a lump-sum cash payment to each holder of the equity units one day following the first anniversary of the effective date of the Business Combination. The Company recognized compensation expense of $2.1 million, and $3.3 million and $.3 and $1 million for the nine months ended September 30, 2012 and 2011, respectively, related to this plan.

In 2008, two participants having a total of 200,000 units separated from the Company and their settlement amount of $.2 million was fixed using the FMV on the date of their separation.

As of September 30, 2012, the Company has a deferred compensation liability of $6.0 million related to this terminated 2006 Plan.

January 2012 Restricted Stock Units

On January 1, 2012, The Tile Shop granted and issued 233,500 Series 2012 Participating Capital Appreciation Common Units ("Restricted Stock Units") to two members of its board of managers (the "Series 2012 Holders"). The Restricted Stock Units were a new series of common units designated by the Tile Shop's board of managers. These awards vested equally over a four year period on the anniversary of issuance, except on occurrence of a significant event in that would cause acceleration of vesting in full. The Restricted Stock Units were subject to a recapture amount of $300 million as of the issue date, reduced from time to time by the aggregate amount of distributions (not including tax distributions) made, from and after the issue date, by The Tile Shop to the holders of its common unit with respect to such units. No distributions were to be paid to the Series 2012 Holders with respect to their Series 2012 units until the date that the common holders collectively have received distributions (not including tax distributions) of $300 million.

These awards were accounted for under ASC 718 and were classified as liabilities and measured at intrinsic value. Effective immediately prior to the consummation of the Business Combination, the Restricted Stock Units fully vested. As a result, the Company recorded a $0.5 million charge to the income statement to record the deferred compensation expense resulting from the accelerated vesting of the Restricted Stock Units. The Company has recognized compensation cost of $ $0.6 million for the nine months ended September 30, 2012 related to these units. As a part of Business Combination transaction, the Restricted Stock Units were exchanged for shares of the Company's common stock.

2012 Plan

Under the 2012 Equity Award Plan (the "2012 Plan"), 2,500,000 shares of the Company's common stock were initially reserved for issuance pursuant to a variety of stock-based compensation awards, including stock options, and restricted stock awards. The number of shares initially reserved for issuance or transfer pursuant to awards under the 2012 Plan will be increased on the first day of each calendar year beginning in 2013 and ending in 2022, in an amount equal to the lesser of (A) 2,500,000 shares, (B) six percent (6%) of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding calendar year, and (C) such smaller number of shares of stock as determined by the Company's board of directors.

On August 21, 2012, the Company granted 1,755,500 stock options to its employees. Two-thirds of the total number of stock options granted will vest in equal annual installments over four years from the date of grant, based upon such employee's continued service to the Company ("Time Based Awards"). One-third of the total number of stock options granted will vest in equal annual installments over four years from the date of grant, based both on the appreciation in the price of the Company's common stock by 20% annually and continued service to the Company ("Performance Based Awards"). The grant-date fair values of Time Based Awards and Performance Based Awards is determined by using the Black-Scholes option pricing model and Monte Carlo Simulation, respectively. Compensation expense is recognized on a straight-line basis over the requisite service period.

Through September 30, 2012, a total of 1,755,500 stock options had been granted under the Plan; no stock options were exercised, vested, or forfeited during the period. The weighted average exercise price as of September 30, 2012 was $10. The weighted average life of options outstanding is 9.9 years. Intrinsic value as of September 30, 2012 is based on the stock price of $14.38, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date. The total number of shares of in-the-money options outstanding as of September 30, 2012 was 1,755,500 with an intrinsic value of $7.7 million.

As of September 30, 2012, the Company had $5.6 million of unrecognized stock compensation related to unvested options under the 2012 Plan.

Also on August 21, 2012, the Company granted an executive officer an award of 250,000 shares of restricted common stock of the Company, which vests and become unrestricted as to one-third of the total number of shares of common stock on each of December 31, 2013, 2014, and 2015, subject to continued service as an employee, officer, or director of the Company. The grant-date fair value of these awards, as determined by the fair market value on date of grant, is being recognized as stock based compensation expense on a straight-line basis over the requisite service period

Furthermore, the Company also granted an aggregate of 45,000 shares of restricted common stock to its directors which vest at the end of one year from date of grant subject to continued service as director of the Company. The grant-date fair value of these awards, as determined by the fair market value on date of grants is being recognized as stock based compensation expense on a straight-line basis over the requisite service period.

At September 30, 2012, there was approximately $2.9 million of unrecognized stock-based compensation expense associated with the non-vested restricted stock granted. Stock-based compensation expense relating to these restricted shares is being recognized over a weighted-average period of 1.58 years. The total fair value of shares vested during the period ending September 30, 2012 was $.1 million.

The total compensation cost recognized for the 2012 plan was $.3 million during the nine months ended September 30, 2012.

Note 9. Equity Incentive Plan

In 2006, the Company created an equity incentive deferred compensation plan for certain key employees. The plan provisions called for granting participation units to key employees to allow them to participate in the increased value of the Company. Under the plan, the units granted are payable in cash on the 10 th or 15 th anniversary of the award, except in the event of death or a change in control in the Company, in which case settlement would occur on date of death of employee or date of change of control. On the settlement date, the participants will be paid cash equal to the difference between Fair Market Value, as determined in accordance with the plan, ("FMV") of the Company's common units as of the valuation date immediately preceding the exercise date less the initial FMV multiplied by the number of units.

In June 2006, 600,000 units were granted, which are exercisable on the 10 th anniversary of award. The initial FMV of the units was determined to be $1.203 per unit. The second grant of 200,000 units occurred on May 25, 2007 at an initial FMV of $2.1245 per unit which are exercisable on the 15 th anniversary of the award. The final grant under the plan was on made January 1, 2009 for 200,000 units, which are exercisable on the 15 th anniversary of the award. The initial FMV for these units was determined to be $3.1725 per unit. All the units vested immediately.

In 2008, two participants having a total of 200,000 units separated from the Company and their settlement amount of $221,470 was fixed using the FMV on the date of their separation. The settlement amount will be paid on January 2016 and accordingly the accompanying balance sheets reflect the discounted value of the settlement.

As of December 31, 2011 and 2010, the Company has 1,000,000 units outstanding under the plan.

The awards are accounted for under ASC 718 and classified as liabilities. The Company measures the liability at intrinsic value at each reporting period until the award is settled. Fluctuations in the intrinsic value of the liability award were recorded as increases or decreases in compensation expense immediately as the awards were fully vested at the grant date. The intrinsic value is calculated based on the difference between FMV of the Company's Common Units, based on an analysis of enterprise value at each valuation date and the initial FMV determined in accordance with the plan. The Company has recognized compensation expense of $1,414,840, $450,000 and $120,000 for the years ended December 31, 2011, 2010 and 2009, respectively, related to this plan.

Warrants	9 Months Ended
Sep. 30, 2012
Warrants [Abstract]
Warrants

Note 10: Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities under FASB Accounting Standard Codification (ASC) 815, Derivatives and Hedging (ASC 815) if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. We have determined all of the warrants outstanding to be equity instruments.

In connection with the Merger, each outstanding JWCAC warrant that was formerly exercisable for one share of JWCAC common stock became exercisable for one share of the Company's common stock. As of September 30, 2012, the Company had outstanding warrants to purchase an aggregate of 17,771,232 shares of common stock at a exercise price of $11.50 per share, and an expiration date of August 21, 2017.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 11: Subsequent Events

On October 3, 2012, the Company and its subsidiaries entered into a credit agreement with Bank of America, N.A. and The Huntington National Bank. The credit agreement provides us with a $100 million senior secured credit facility, comprised of a five-year $25 million term loan and a $75 million revolving line of credit. Borrowings pursuant to the credit agreement bear interest at either a base rate or a LIBOR-based rate, at the Company's option. The LIBOR-based rate ranges from LIBOR plus 1.75% to 2.25%, depending on The Tile Shop's leverage ratio. The base rate will be equal to the greatest of: (a) the Federal funds rate plus 0.50%, (b) the Bank of America "prime rate," and (c) the Eurodollar rate plus 1.00%, in each case plus 0.75% to 1.25% depending on The Tile Shop's leverage ratio. Borrowings under the term loan require quarterly principal payments of $0.875 million. The credit agreement contains customary events of default, conditions to borrowings, and restrictive covenants, including restrictions on our ability to dispose of assets, make acquisitions, incur additional debt, incur liens, make investments, or enter into certain types of related party transactions. The credit agreement also includes financial and other covenants including covenants to maintain certain fixed charge coverage ratios and rent adjusted leverage ratios. In connection with the credit agreement, the Company and its subsidiaries also (i) entered into a security agreement pursuant to which the Company and each of its subsidiaries granted to the lenders under the credit agreement a first priority security interest in certain accounts, inventory, equipment, general intangibles, chattel paper, letters of credit, and other assets to secure the Company's obligations and those of its subsidiaries under the credit agreement and (ii) agreed to guaranty the Company's obligations and those of its subsidiaries under the credit agreement.

The Company has used borrowings pursuant to the credit agreement to pay all outstanding obligations pursuant to the Promissory Notes issued in connection with the Business Combination. Due to the fact that the Company effectively refinanced the Promissory Notes with borrowings under its credit facility, the Company has classified the Promissory Notes obligation as of September 30, 2012 in accordance with our payment obligations under its credit facility. Accordingly, the portion of the term loan provided by the credit facility that is required to be repaid within a year, along with the accrued interest on the Promissory Notes have been included in current liabilities on the September 30, 2012 balance sheet.

Additional borrowings pursuant to the credit facility may be used to support our growth and for working capital purposes.

Note 11. Subsequent Events

On January 1, 2012, the Company granted and issued 233,500 Series 2012 Participating Capital Appreciation Common Units ("Restricted Stock Units") to its directors. The Restricted Stock Units are a new series of common units designated by the Board under the LLC agreement. These awards will vest equally over a four year period on the anniversary of issuance. If a significant event occurs prior to the fourth anniversary of the effective date, and the directors are still serving as a Manager of the Company at the time that such significant event occurs, then all of the Restricted Stock Units that have not become vested at the time that such Significant Event occurs shall automatically vest immediately prior to the closing of such significant event, and the directors shall be entitled to retain all of the Restricted Stock Units. The Restricted Stock Units are subject to a recapture amount of $300 million as of the issue date, reduced from time to time by the aggregate amount of distributions (not including tax distributions) made, from and after the issue date, by the Company to the common holders with respect to their common units. No distributions shall be paid to the Series 2012 holders with respect to their Series 2012 units until the date that the common holders collectively have received distributions (not including tax distributions) of $300 million.

On June 27, 2012, the Company entered into a Contribution and Merger Agreement with JWC Acquisition Corp. (JWCAC), and the other parties thereto, which provided for a business combination of JWCAC and The Tile Shop, LLC under the Company. As a result of the transaction, which was consummated on August 21, 2012, the Company owns directly or indirectly all of the equity in The Tile Shop, LLC and JWCAC. Former JWCAC stockholders, on the one hand, and the former owners of The Tile Shop, LLC, on the other hand, held approximately 25% and 75%, respectively, of the issued and outstanding shares of common stock of the Company immediately following the closing.

The effect of the changes in the nature of the equity ownership resulting from this transaction have been retroactively applied to all periods presented. In addition, because the Company became a publicly-traded company in connection with this transaction, earnings per share disclosures have been included for all periods.

Basic and diluted earnings per share are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Common stock issued to investors in the LLC as part of this transaction have been retroactively applied to all periods presented for the purpose of the earnings per share calculation.

Summary of Selected Significant Accounting Polices (Policy)	9 Months Ended
Sep. 30, 2012
Summary of Selected Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation:

The accompanying condensed consolidated financial statements have been prepared on the accrual basis of accounting in accordance with United States generally accepted accounting principles ("US GAAP") to reflect the financial position, results of operations and cash flows of the Company. These financial statements have been prepared on a going concern basis, which assumes the realization of assets and satisfaction of liabilities in the normal course of business.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. These condensed consolidated financial statements should be read in conjunction with the Company's most recent audited consolidated financial statements and related notes for the fiscal year ended December 31, 2011, which are included in the Company's prospectus filed with the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended, on August 3, 2012. The same accounting policies are followed in preparing nine month financial data as are followed in preparing annual data. See the notes in the audited financial statements for the year ended December 31, 2011 for those policies. In the opinion of management, all adjustments necessary for the fair presentation of nine month operating results are reflected herein and are of a normal, recurring nature.

Use of estimates

Use of estimates:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amount of assets and liabilities reported on the Company's balance sheets and the amounts of income and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition and related reserves for sales returns, useful lives of property, plant and equipment, allowance for trade receivables, determining impairment on long-lived assets, valuation of inventory, determining compensation expense on stock based compensation plans and accruals for incentive compensation. Actual results may differ from these estimates.

Cash and cash equivalents	Cash and cash equivalents: The Company considers all highly liquid investments with initial maturities of three months or less to be cash equivalents.
Trade receivables

Trade receivables:

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables. Management determines the allowance for doubtful accounts on a specific identification basis as well as by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received.

Inventories

Inventories:

Inventories are stated at the lower of cost (determined on the first-in, first-out method) or market. Inventories consist primarily of merchandise held for sale. Inventories comprised of the following as September 30, 2012 and December 31, 2011:

	September 30, 2012	December 30, 2011

Finished goods	$36,978,269	$38,380,074
Raw materials	1,061,169	1,219,951
Finished goods in transit	2,622,838	4,143,847
Total	$40,662,276	$43,743,872

Income taxes

Income taxes:

As a result of the Business Combination, beginning August 21, 2012, the Company's results of operations are taxed as a C Corporation. Prior to the Business Combination, The Tile Shop's operations were taxed as a limited liability company, whereby The Tile Shop elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for federal income taxes has been provided in the accompanying condensed consolidated financial statements for periods prior to August 21, 2012. The provision recorded prior to August 21, 2012, represents income taxes primarily payable by The Tile Shop, due to minimum fees in several states and income tax in the state of Michigan.

The change in status to a taxable entity and the transactions consummated as part of the Business Combination resulted in the recognition of deferred tax assets and liabilities based on the expected tax consequences of temporary differences between the book and tax basis of The Tile Shop's assets and liabilities at the date of the Business

Combination including the following: (i) historical outside basis difference at December 31, 2011, (ii) outside basis differences occurring in 2012 prior to the Business Combination, and (iii) the tax basis increase of The Tile Shop membership interests directly held by the Company related to the Business Combination. At September 30, 2012, outside basis differences prior to the Business Combination relating primarily to temporary basis differences in inventory, fixed assets, accruals, and outside basis differences, totaled approximately $5.3 million, which have been tax-effected at a 40% rate. This deferred tax asset of $5.3 million was recognized and included in the tax benefit for the nine months ended September 30, 2012. The tax provision for \ nine months ended September 30, 2012, also includes a tax expense of $0.5 million which was determined using a projected effective tax rate of 42.0% on income for the period August 21, 2012 (the date on which the tax status changed to a C Corporation) to December 31, 2012.

In addition, deferred tax assets of $27.8 million were recognized in connection with the Business Combination transactions (related to item (iii) above), which enables the Company to utilize future tax deductions for the step-up in basis of The Tile Shop members ownership interests that have been contributed to the Company. These basis differences have been tax-effected at a rate of 40% and were credited directly to additional paid in capital as of the closing of the Business Combination. Total deferred tax assets recognized in connection with the Business Combination of $33.1 million have been analyzed and classified as current ($5.2 million) or long term ($27.9 million) on the balance sheet as of September 30, 2012.

These amounts represent the preliminary determination of the deferred tax assets and liabilities recognized in the Business Combination because the Company has not filed its final tax return. We do not expect any potential adjustments made to be material in relation to the preliminary values.

Prospectively, the Company will recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

The Company has adopted FASB ASC 740-10 relating to "Accounting for uncertainty in income taxes". As a result of the implementation of FASB ASC 740-10, the Company recognized no adjustment for uncertain tax positions. As of September 30, 2012, the Company did not recognize any reserves for uncertain tax positions nor has it accrued interest and penalties related to uncertain tax positions.

Revenue recognition

Revenue recognition:

Sales are recognized upon pick up or delivery of products, which is when transfer of title to a customer occurs, the sales price is fixed or determinable, and collection is reasonably assured. The Company is required to charge and collect sales and other taxes on sales to its customers and remit the taxes back to the government authorities. Sales and other taxes are recorded in the consolidated balance sheets but excluded from the consolidated statements of income. Shipping costs charged to customers are included in sales and shipping costs charged to the Company are included in cost of sales.

The Company accrues a liability for sales returns and exchanges in the period that the related sales are recognized. The customer may receive a refund or exchange the original product for a replacement of equal or similar quality for an indefinite period of time after the original purchase. The Company regularly assesses and adjusts the estimated liability for updated return rates based on actual trends and projected claim costs. A revision of estimated claim rates and claim costs or revisions to the Company's exchange policies may have a material effect on future results of operations.

Stock based compensation

Stock based compensation:

The Company has given equity linked incentives to certain employees. The Company accounts for equity linked incentives in accordance with ASC 718 "Stock Compensation". ASC 718 addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise's equity instruments or that may be settled by the issuance of such equity instruments.

The Company has granted cash settled and equity settled awards. Until consummation of the Business Combination, the cash settled awards were classified as liabilities as required under ASC 718. At each reporting date the liability was measured at intrinsic value with resulting changes recognized in the consolidated statements of income.

Upon consummation of Business Combination, the Company has only equity settled awards. The Company measures compensation cost for equity settled awards at fair value on the date of grant and recognizes compensation cost in the Condensed Consolidated Statements of income over the requisite service or performance period the award is expected to vest. Compensation cost is determined by using option pricing models.

Concentration of risk

Concentration of risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company's cash and cash equivalents and bank deposits are invested with banks with high investment grade credit ratings.

Segments

Segments:

The Company's operations consist primarily of the retail sale of tile and flooring products in various metropolitan areas in the United States through company-operated stores or online through its website. The Company's chief operating decision maker only reviews the consolidated results of the Company and accordingly the Company has concluded it has one reportable segment.

Recent Accounting Pronouncements	Recent Accounting Pronouncements: There were no new accounting pronouncements that would have a significant impact on The Tile Shop's results of operations, financial condition or liquidity.

Business Combination (Tables)	9 Months Ended
Sep. 30, 2012
Business Combination [Abstract]
Schedule of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination

The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of
Shares
JWCAC public shares outstanding prior to the Business Combination	12,500,000
JWCAC founder shares	2,034,884
Total JWCAC shares outstanding prior to the Business Combination	14,534,884
Less: redemption of JWCAC public shares	(5,500,000)
Total JWCAC shares outstanding immediately prior to the effective date of the Business Combination	9,034,884
Common shares issued as consideration to members of The Tile Shop	32,000,000
Common shares issued to sponsor of JWCAC	1,500,000
Total common shares outstanding at closing, August 21, 2012	42,534,884

Schedule of cash flows related to the business combination

The cash flows related to the Business Combination, as reported in the Condensed Consolidated Statement of Cash Flow is summarized as follows:

Amount
Cash in trust at JWCAC	$124,950,000
Add: proceeds from issue of shares	15,000,000
Less: redemption of JWCAC public shares	(54,960,400)
Less: cash paid to The Tile Shop members	(75,000,000)
Less: payment of deferred offering cost by JWCAC	(4,588,000)

Remaining cash received by the Company in the merger	$2,904,424

Summary of Selected Significant Accounting Polices (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Selected Significant Accounting Policies [Abstract]
Schedule of Inventories

Inventories comprised of the following as September 30, 2012 and December 31, 2011:

	September 30, 2012	December 30, 2011
Finished goods	$36,978,269	$38,380,074
Raw materials	1,061,169	1,219,951
Finished goods in transit	2,622,838	4,143,847
Total	$40,662,276	$43,743,872

Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings (loss) per share were calculated as follows:

	For the Nine Months Ended
	September 30
	2012	2011
Net income	$30,631,403	$24,686,641
Weighted-average shares outstanding - basic	33,544,079	32,000,000
Effect of diluted securities attributable to stock-based payments	0	0
Weighted-average shares outstanding - diluted	33,544,079	32,000,000
Earnings per share from continuing operations:
Basic	$0.91	$0.77
Diluted	$0.91	$0.77

Business Combination (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 21, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
Business Combination [Abstract]
Cash payment for Tile Shop LLC	$ 75,000,000
Value of common stock paid for Tile Shop LLC	320,000,000
Issuance of promissory note as part of merger transaction	69,771,111	69,771,111
Warrants to purchase shares of common stock outstanding	17,833,333	17,771,232
Issuance of common stock as part of the business combination, shares	1,500,000
Issuance of common stock as part of the business combination, price per share	$ 10
Distributions to members of Tile Shop LLC	$ 12,900,000	$ (22,055,109)	$ (24,165,867)	$ (22,271,677)	$ (10,808,901)

Business Combination (Schedule of Common Stock after Business Combination) (Details)	Sep. 30, 2012	Aug. 21, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares outstanding after Business Combination
Total common shares outstanding at closing, August 21, 2012	42,881,985	42,534,884	32,000,000	32,329,897

Business Combination (Schedule of Cash Flows related to Business Combination) (Details) (USD $)	Aug. 21, 2012
Cash flows related to the business combination
Cash in trust at JWCAC	$ 124,950,000
Less: cash paid to The Tile Shop members	$ (75,000,000)

Summary of Selected Significant Accounting Polices (Details) (USD $)	1 Months Ended	9 Months Ended
	Aug. 21, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes:
Deferred tax asset relating primarily to temporary basis differences in inventory, fixed assets, accruals, and Section 743		$ 5,300,000
Income tax rate		40.00%
Tax expense based on projected effective tax rate		500,000
Projected effective tax rate	42.00%
Deferred tax asset recognized in connection with Business Combination		27,800,000
Total deferred tax asset recognized in connection with Business Combination		33,100,000
Deferred tax asset - current		5,216,960
Deferred tax asset		$ 27,906,640

Summary of Selected Significant Accounting Polices (Schedule of Inventories) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories consisted of the following:
Finished goods	$ 36,978,269	$ 38,380,074
Raw materials	1,061,169	1,219,951
Inventory Finished Goods In Transit	2,622,838	4,143,847
Total	$ 40,662,276	$ 43,743,872	$ 35,357,912

Debt (Details) (USD $)	1 Months Ended
	Sep. 28, 2012	Oct. 03, 2012
Debt [Abstract]
Line of credit, maximum borrowing capacity	$ 3,000,000	$ 100,000,000
Interest rate additional rate above daily one-month LIBOR	2.00%
Repayments of line of credit	$ 1,100,000

Promissory Notes (Details) (USD $)	1 Months Ended
	Aug. 21, 2012	Oct. 03, 2012	Sep. 30, 2012	Sep. 28, 2012	Sep. 30, 2011
Promissory Notes [Abstract]
Issuance of promissory note as part of merger transaction	$ 69,771,111		$ 69,771,111
Annual interest rate	4.00%
Annual interest rate after repayment of not less that 50% of the notes and extension of 180 days	10.00%
Conversion price per share	$ 10
Senior secured credit facility, maximum borrowing capacity		$ 100,000,000		$ 3,000,000

Related Party Transactions (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Aug. 21, 2012	Sep. 30, 2011
Related Party Transactions [Abstract]
Note receivable from president and CEO	$ 300,000
Interest rate on note receivable from president and CEO	2.60%
Issuance of promissory note as part of merger transaction	69,771,111	69,771,111
Interest expense on promissory note issued in merger transaction	308,546
Short term loan from Nabron	$ 5,500,000

Earnings Per Share (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net income	$ 30,631,403	$ 24,686,640	$ 31,359,880	$ 29,709,071	$ 23,222,905
Weighted-average shares outstanding - basic	33,544,079	32,000,000	32,241,168	32,329,897	32,329,897
Effect of diluted securities attributable to stock-based payments	$ 0	$ 0
Weighted-average shares outstanding - diluted	33,544,079	32,000,000	32,241,168	32,329,897	32,329,897
Earnings per share from continuing operations:
Basic	$ 0.91	$ 0.77	$ 0.97	$ 0.92	$ 0.72
Diluted	$ 0.91	$ 0.77	$ 0.97	$ 0.92	$ 0.72

Equity Incentive Plans (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Incentive Plan
Deferred compensation expense	$ 3,896,799	$ 966,439
Deferred compensation liability	$ 6,014,470

Warrants (Details)	Sep. 30, 2012	Aug. 21, 2012
Warrants [Abstract]
Warrants to purchase shares of common stock outstanding	17,771,232	17,833,333
Exercise price of outstanding warrants	11.5

Subsequent Events (Details) (USD $)	0 Months Ended
	Oct. 03, 2012	Sep. 30, 2012	Sep. 28, 2012	Aug. 21, 2012	Sep. 30, 2011
Subsequent Events [Abstract]
Senior secured credit facility, maximum borrowing capacity	$ 100,000,000		$ 3,000,000
5-year term loan, carrying amount	25,000,000
Borrowing capacity under line of credit	75,000,000
Debt instrument, quarterly principal payment amount	875,000
Issuance of promissory note as part of merger transaction		$ 69,771,111		$ 69,771,111